CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                November 12, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:          First Trust Exchange-Traded Fund III
                 (Registration Nos. 333-176976, 811-22245)
           -----------------------------------------------------


Ladies and Gentlemen:


      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on November 5, 2014. The Registration Statement relates to First Trust Emerging Markets Local Currency Bond ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP

                                                 By: /s/ Morrison C. Warren
                                                 ------------------------------
                                                         Morrison C. Warren

Enclosure